Summary of Significant Accounting Policies - Summary of Reconciliation of Cash And Cash Equivalents And Restricted Cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 50,902	$ 28,381	$ 22,889
Restricted cash	$ 2,279	2,279	2,279
Cash, cash equivalents and restricted cash		$ 30,660	$ 25,168